Business Acquisitions - Summary of Assets Acquired and Liabilities Assumed - Questar Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 1,781,332	$ 345,184	$ 343,023
Questar Pipelines
Business Acquisition [Line Items]
Gas plant	1,047,400
Other property and investments	51,300
Cash and cash equivalents	17,600
Accounts receivable	26,600
Prepaid and other current assets	27,400
Deferred charges and other assets	31,100
Goodwill	986,200
Deferred income taxes	15,400
Total assets acquired	2,203,000
Long-term debt	449,700
Trade and other payables	7,000
Deferred purchased gas costs	5,700
Customer deposits	3,200
Accrued general taxes	400
Accrued interest	4,700
Other current liabilities	14,500
Accumulated removal costs	56,600
Other deferred credits	85,600
Total liabilities assumed and noncontrolling interest	627,400
Net assets acquired	$ 1,575,600